Pensions and other post-employment benefits - Narratives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions and other post-employment benefits
Actuarial valuation term	3 years
Pension expense	£ 62	£ 60	£ 70
Pension schemes
Pensions and other post-employment benefits
Estimated employer contributions next fiscal year	22
Post retirement obligations
Pensions and other post-employment benefits
Estimated employer contributions next fiscal year	£ 3